EARNINGS (LOSSES) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSSES) PER SHARE
Schedule of computation of basic and diluted losses per share

	Years Ended December 31,
	2020	2021	2022
Net loss attributable to ordinary shareholders — basic	(2,192)	(465)	(1,821)
Net loss attributable to ordinary shareholders — diluted	(2,192)	(465)	(1,821)
Weighted average ordinary shares outstanding — basic	2,927,398,409	3,114,124,244	3,111,196,757
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	—	—	—
Dilutive effect of convertible senior notes	—	—	—
Weighted average ordinary shares outstanding — diluted	2,927,398,409	3,114,124,244	3,111,196,757
Basic earnings (losses) per share	(0.75)	(0.15)	(0.59)
Diluted earnings (losses) per share	(0.75)	(0.15)	(0.59)

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of December 31,
	2020	2021	2022
Outstanding employee options and nonvested restricted stocks	70,954,080	53,696,490	76,939,150
Shares of convertible senior notes	226,827,410	226,827,410	120,601,000
Total	297,781,490	280,523,900	197,540,150